Condensed Statements Of Operations - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2016	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Dividend income	3,539,155	3,155,923		11,311,397	3,769,609	7,407,083
Professional fees paid by GS Sponsor LLC on behalf of the Company			(303,418)
General and administrative expenses	(850,575)	(252,407)		(1,733,276)	(376,095)	(1,036,896)	(1,276)
Income (loss) before income tax (provision) benefit	2,688,580	2,903,516	(303,418)	9,578,121	3,393,514	6,370,187	(1,276)
Provision for income tax	(564,601)	(607,423)		(2,012,008)	(711,635)	(1,339,439)
Net Income/ (loss)	$ 2,123,979	$ 2,296,093	$ (303,418)	$ 7,566,113	$ 2,681,879	$ 5,030,748	$ (1,276)
Common Class A [Member]
Weighted average number of shares outstanding	69,000,000	69,000,000		69,000,000	69,000,000	69,000,000
Basic and diluted net income per share	$ 0.02	$ 0.03		$ 0.09	$ 0.03	$ 0.06
Common Class B [Member]
Weighted average number of shares outstanding	17,250,000	17,250,000	17,250,000	17,250,000	17,250,000	17,250,000	17,250,000
Basic and diluted net income per share	$ 0.02	$ 0.03	$ (0.02)	$ 0.09	$ 0.03	$ 0.06	$ 0.00